Property and equipment	12 Months Ended
Oct. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
7. Property and equipment

	Office equipment	Production	Leasehold
	and computers	equipment	improvements	Vehicles	Buildings	Total
Cost	$	$	$	$	$	$
Opening balance, November 1, 2023	5,739	3,859	42,333	38	3,575	55,544
Additions	970	—	7,110	2	135	8,217
Additions from business combinations	6	—	50	—	—	56
Foreign currency translation	(38)	—	(17)	—	—	(55)
Balance, October 31, 2024	6,677	3,859	49,476	40	3,710	63,762

Additions	649	11	8,550	—	875	10,085
Additions from business combinations	176	40	20	—	145	381
Foreign currency translation	25	23	13	—	(12)	49
Balance, October 31, 2025	7,527	3,933	58,059	40	4,718	74,277

Accumulated depreciation
Opening balance, November 1, 2023	3,167	1,629	23,101	15	490	28,402
Depreciation	844	584	6,175	—	222	7,825
Foreign currency translation	7	—	57	—	—	64
Balance, October 31, 2024	4,018	2,213	29,333	15	712	36,291

Depreciation	1,024	776	6,411	4	256	8,471
Addition from business combinations	-	-	-	—	-	-
Foreign currency translation	40	25	9	—	5	79
Balance, October 31, 2025	5,082	3,014	35,753	19	973	44,841

Net Book Value, October 31, 2024	2,659	1,646	20,143	25	2,998	27,471
Net Book Value, October 31, 2025	2,445	919	22,306	21	3,745	29,436
(i)As at October 31, 2025, the Company had a balance of $1,265 (October 31, 2024 - $1,199) in assets under construction in Leasehold Improvements. These amounts are related to Canadian retail locations that are not yet operational.
(ii)Leasehold improvements are depreciated over the lease term. As a result of the reassessment of lease renewal options during the year ended October 31, 2025, the estimated lease terms for certain leases were extended, which resulted in a change to the depreciation periods of the related leasehold improvements.The cumulative impact of this reassessment, was recognized prospectively during the year ended October 31, 2025 and resulted in a reduction of depreciation expense of $819.